COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	1 Months Ended		12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Total amount of grants received			$ 28,561,000	$ 28,561,000	$ 28,561,000
Amount of claim filed against the company	247,000	100,000
Government of Israel [Member]
Commitments And Contingencies [Line Items]
Royalty expenses			0	53,000	48,000
Third Parties [Member]
Commitments And Contingencies [Line Items]
Royalty expenses			$ 0	$ 0	$ 0
Minimum [Member]
Commitments And Contingencies [Line Items]
Royalty obligation, percent of grant-linked net sales			100.00%
Royalty commitment, maximum amount of royalties payable, as a percentage of dollar-linked grants			3.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Royalty obligation, percent of grant-linked net sales			150.00%
Royalty commitment, maximum amount of royalties payable, as a percentage of dollar-linked grants			4.50%